PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

	December 31, 2017
	Plant and equipment (1)	Mineral properties subject to depreciation (3)	Mineral properties not yet subject to depreciation (2)(3)	Exploration and evaluation assets(4)	Total
	$	$	$	$	$
Cost
Balance, beginning of year	509,008	306,277	89,288	136,992	1,041,565
Additions	33,738	43,118	33,589	758	111,203
Disposals	(13,555)	—	—	(1,000)	(14,555)
Impairment reversal	24,357	—	—	—	24,357
Property write downs	—	(747)	—	(899)	(1,646)
Change in estimate of close down and restoration provision	(8,458)	(670)	—	—	(9,128)
Transfers	—	45,295	(45,295)	—	—
Balance, end of year	545,090	393,273	77,582	135,851	1,151,796

Accumulated depreciation
Balance, beginning of year	(276,170)	(101,567)	—	—	(377,737)
Charge for the year	(50,915)	(76,339)	—	—	(127,254)
Disposals	11,824	—	—	—	11,824
Balance, end of year	(315,261)	(177,906)	—	—	(493,167)

Net book value at December 31, 2017	229,829	215,367	77,582	135,851	658,629

9.	PROPERTY, PLANT AND EQUIPMENT (Continued)

	December 31, 2016
	Plant and equipment (1)	Mineral properties subject to depreciation(3)	Mineral properties not yet subject to depreciation(2)(3)	Exploration and evaluation assets(5)	Total
	$	$	$	$	$
Cost
Balance, beginning of year	425,157	142,397	—	78,182	645,736
Acquisition of Seabee Gold Operation (note 3)	52,318	62,229	128,100	88,734	331,381
Additions	42,625	48,940	946	2,126	94,637
Disposals	(10,948)	—	—	(8,635)	(19,583)
Change in estimate of close down and restoration provision	—	(42)	—	—	(42)
Transfers	(144)	52,753	(39,758)	(23,415)	(10,564)
Balance, end of year	509,008	306,277	89,288	136,992	1,041,565

Accumulated depreciation
Balance, beginning of year	(233,023)	(64,001)	—	—	(297,024)
Charge for the year	(47,313)	(37,566)	—	—	(84,879)
Disposals	4,166	—	—	—	4,166
Balance, end of year	(276,170)	(101,567)	—	—	(377,737)

Net book value at December 31, 2016	232,838	204,710	89,288	136,992	663,828

(1)	Includes assets under construction of $17,307,000 at December 31, 2017 (December 31, 2016 - $6,113,000).

(2)	Includes assets under construction of $3,715,000 at December 31, 2017 (December 31, 2016 - $1,833,000).

(3)
We converted inferred Mineral Resources to Mineral Reserves at our Seabee Gold Operation and correspondingly have transferred$45,295,000 (December 31, 2016 - $52,609,000) from mineral properties not yet subject to depreciation to being subject to depreciation.

(4)
On January 16, 2017, we entered into an option agreement with Silver One Resources Inc. ("Silver One") in respect of our Candelaria project in the United States for consideration consisting of $1,000,000 worth of Silver One shares issued on January 20, 2017, and three annual installments of $1,000,000 worth of Silver One shares. Under the terms of this agreement, Silver One will have three years to evaluate the Candelaria project. On January 19, 2018, we received the second installment of $1,000,000 worth of Silver One shares.

(5)
Prior to our sale of Bereguela property on May 2, 2017 (note 8), due to the advanced stage of the negotiations at December 31, 2016, the project was recognized as held for sale and reclassified from exploration and evaluation assets. Upon recognition as held for sale, an impairment test was performed and the estimated fair value of the consideration, discounting future cash payments at 15%, was less than the carrying value. Therefore, we recognized an impairment of $2,466,000 in the consolidated statement of income for the year ended December 31, 2016 (note 19).

9.	PROPERTY, PLANT AND EQUIPMENT (Continued)

Impairment reversal of non-current assets

On May 31, 2017 we formed the Puna Operations joint venture (note 3), which is estimated to have an operating life of approximately eight years. As a result of this transaction the operating life extension was considered to be an indicator of reversal of previous impairments that had been recognized against Pirquitas plant assets.

The maximum impairment reversal that is permitted is to return the asset balance to the carrying value at which it would have been had no previous impairments been recorded, which was $24,357,000 higher than the existing carrying value.

We determined that the fair value less cost to dispose of the cash generating unit significantly exceeded the maximum permitted impairment reversal. A discounted cash flow analysis was performed using a discount rate of 10% and the following estimated metal prices;

	2017	2018	2019	2020	LT
Silver / oz	$17.93	$18.72	$19.14	$19.53	$19.65
Lead / lb	$1.01	$1.03	$1.02	$0.99	$0.94
Zinc / lb	$1.27	$1.31	$1.24	$1.18	$1.06

As a result we recognized an impairment reversal of $24,357,000 in 2017.

Capital commitments and operating leases

In addition to entering into various operational commitments in the normal course of business, we had commitments of approximately $10,207,000 at December 31, 2017 (2016 - $1,493,000) for construction activities at our sites and projects.

Operating leases are recognized as an operating cost in the consolidated statements of income on a straight-line basis over the lease term. At December 31, 2017, we have operating lease commitments totaling $1,084,000 of which $532,000 is expected to be paid within a year and $552,000 is expected to be paid within two to five years.